STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Stockholders Equity Details Narrative
Common stock, Issued	158,319,000		158,319,000
Common stock, Outstanding	158,319,000		158,319,000
Interest Expense	$ 13,212	$ 1,785